FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: September 30, 2008





Item 1. Schedule of Investments.


                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

										 Rating
   Principal                                                                    Moody's/
     Amount     General Obligation Bonds (4.4%)                                    S&P              Value (a)
--------------- ------------------------------------------------------------- -------------- ----------------

                Lexington-Fayette Urban County, Kentucky
   $4,175,000   4.250%, 05/01/23 MBIA Insured                                    Aa2/AA+        $  3,611,417

                Louisville, Kentucky Unlimited Tax
     2,205,000  5.000%, 10/01/21 FGIC Insured                                    Aa2/AA+           2,207,359

                Louisville & Jefferson County, Kentucky
       955,000  4.200%, 11/01/22 MBIA Insured                                    Aa2/AA+             832,483

                Louisville & Jefferson County, Kentucky Metro Government
                Unlimited Tax
     1,590,000  5.000%, 11/01/19                                                 Aa2/AA+           1,641,198
     1,825,000  5.000%, 11/01/20                                                 Aa2/AA+           1,862,285

                                                                                             ----------------
                Total General Obligation Bonds                                                    10,154,742
                                                                                             ----------------

                Revenue Bonds (94.8%)
                -------------------------------------------------------------

                State Agencies (14.9%)
                -------------------------------------------------------------

                Kentucky Area Development District Financing
       500,000  5.000%, 12/01/23 LOC Wachovia Bank                                NR/AA              491,105

                Kentucky Asset/Liability  Commission
       500,000  4.500%, 10/01/22 FGIC Insured                                    Aa3/AA-             461,525

                Kentucky Asset & Liability Commission University of
                Kentucky Project
       500,000  5.000%, 10/01/25 Series B                                        Aa3/AA-             473,240
       750,000  5.000%, 10/01/26 Series B                                        Aa3/AA-             706,005
     1,000,000  5.000%, 10/01/27 Series B                                        Aa3/AA-             931,910

                Kentucky Economic Development Finance Authority Revenue
                Louisville Arena Project
     5,725,000  5.750%, 12/01/28 Assured Guaranty Insured                        Aaa/AAA           5,481,001

                Kentucky Infrastructure Authority
     2,740,000  5.250%, 06/01/14                                                 Aa3/A+            2,847,956
     1,235,000  5.250%, 08/01/17                                                  NR/AA            1,300,690
       230,000  5.000%, 06/01/21                                                 Aa3/A+              230,837

                Kentucky State Property and Buildings Commission
     1,000,000  5.000%, 11/01/15 AMBAC Insured                                   Aa3/AA            1,047,380
     4,735,000  5.250%, 10/01/17                                                 Aa3/A+            4,859,483
     1,250,000  5.500%, 11/01/17 FSA Insured                                     Aaa/AAA           1,306,938
     1,000,000  5.000%, 11/01/17 AMBAC Insured                                   Aa3/AA            1,030,210
     6,000,000  5.250%, 10/01/18                                                 Aa3/A+            6,140,580
     1,925,000  5.000%, 10/01/19                                                 Aa3/A+            1,943,403
     3,000,000  5.000%, 11/01/19 FSA Insured                                     Aaa/AAA           3,032,940

                Kentucky State Property and Buildings Commission Project
                #88
     2,200,000  4.500%, 11/01/26 FGIC Insured                                    Aa3/A+            1,899,282

                                                                                             ----------------
                Total State Agencies                                                              34,184,485
                                                                                             ----------------

                County Agencies (2.2%)
                -------------------------------------------------------------

                Jefferson County, Kentucky Capital Projects
     1,575,000  4.250%, 06/01/23 FSA Insured                                     Aaa/NR            1,357,634
     4,140,000  4.375%, 06/01/28 FSA Insured                                     Aaa/NR            3,422,911

                Warren County, Kentucky Justice Center
       365,000  4.300%, 09/01/22 MBIA Insured                                    Aa3/NR              325,022

                                                                                             ----------------
                Total County Agencies                                                              5,105,567
                                                                                             ----------------


                Hospitals (8.9%)
                -------------------------------------------------------------

                Jefferson County, Kentucky Health Facilities
     1,715,000  5.650%, 01/01/17 AMBAC Insured                                   Aaa/AA            1,729,046
     2,200,000  5.250%, 05/01/17                                                  NR/A             2,207,876

                Jefferson County, Kentucky Medical Center
     2,000,000  5.500%, 05/01/22                                                  NR/A             2,011,140

                Kentucky Economic Development Finance Authority
     1,000,000  5.000%, 02/01/18 FSA Insured                                     Aaa/AAA           1,018,810

                Lexington-Fayette Urban County, Kentucky Public
                Facilities
       500,000  4.250%, 10/01/26 MBIA Insured                                    Aa3/NR              425,220

                Louisville & Jefferson County, Kentucky Medical Center
     1,000,000  5.000%, 06/01/18                                                  NR/A             1,003,840

                Louisville & Jefferson County, Kentucky Metro Health,
                Jewish Hospital Revenue
       250,000  6.000%, 02/01/22                                                  A3/A+              248,843

                Louisville & Jefferson County, Kentucky Metropolitan
                Government Health System (Norton)
     8,075,000  5.000%, 10/01/26                                                  NR/A-            6,860,762
     6,000,000  5.000%, 10/01/30                                                  NR/A-            4,914,780

                                                                                             ----------------
                Total Hospitals                                                                   20,420,317
                                                                                             ----------------

                Housing (12.8%)
                -------------------------------------------------------------

                Kentucky Housing Corporation Housing Revenue
       265,000  4.650%, 01/01/16 AMT                                             Aaa/AAA             255,534
       420,000  4.650%, 07/01/16 AMT                                             Aaa/AAA             404,275
       555,000  4.200%, 01/01/17                                                 Aaa/AAA             507,625
       100,000  5.125%, 07/01/17                                                 Aaa/AAA              98,786
       470,000  4.800%, 01/01/18 AMT                                             Aaa/AAA             439,807
       285,000  4.250%, 01/01/18                                                 Aaa/AAA             256,397
       575,000  4.800%, 07/01/18 AMT                                             Aaa/AAA             536,820
       180,000  4.250%, 07/01/18                                                 Aaa/AAA             161,320
       900,000  4.800%, 07/01/20 AMT                                             Aaa/AAA             799,875
     1,150,000  5.350%, 01/01/21 AMT                                             Aaa/AAA           1,090,971
     6,025,000  5.450%, 07/01/22 AMT                                             Aaa/AAA           5,854,854
     4,565,000  5.250%, 07/01/22 AMT                                             Aaa/AAA           4,193,409
       245,000  5.200%, 07/01/22                                                 Aaa/AAA             229,888
       415,000  5.100%, 07/01/22 AMT                                             Aaa/AAA             380,397
     2,570,000  4.800%, 07/01/22 AMT                                             Aaa/AAA           2,259,390
     2,000,000  4.700%, 07/01/22 Series E AMT                                    Aaa/AAA           1,734,720
     1,635,000  5.000%, 01/01/23 AMT                                             Aaa/AAA           1,475,833
     4,140,000  5.200%, 07/01/25 AMT                                             Aaa/AAA           3,806,192
       275,000  5.375%, 07/01/27                                                 Aaa/AAA             255,272
     2,300,000  5.000%, 07/01/27 Series N AMT                                    Aaa/AAA           1,988,718
     1,000,000  4.750%, 07/01/27 Series E AMT                                    Aaa/AAA             834,450
       560,000  5.550%, 07/01/33                                                 Aaa/AAA             535,304

                Kentucky Housing Multifamily Mortgage Revenue
     1,325,000  5.000%, 06/01/35 AMT                                             NR/AAA            1,197,005

                                                                                             ----------------
                Total Housing                                                                     29,296,842
                                                                                             ----------------

                Schools (33.4%)
                -------------------------------------------------------------

                Barren County, Kentucky School Building Revenue
                4.250%, 08/01/25 CIFG Assurance North America, Inc.
     1,265,000  Insured                                                          Aa3/NR            1,072,518
                4.375%, 08/01/26 CIFG Assurance North America, Inc.
     1,670,000  Insured                                                          Aa3/NR            1,425,629

                Berea, Kentucky Educational Facilities (Berea College)
     1,000,000  4.125%, 06/01/25                                                 Aaa/NR              832,020

                Boone County, Kentucky School District Finance
                Corp.
     1,730,000  4.125%, 08/01/22 XLCA Insured                                    Aa3/NR            1,515,722

                Boone County, Kentucky School District Finance Corp.
                School Building Revenue
       140,000  4.750%, 06/01/20 FSA Insured                                     Aaa/AAA             139,619
     1,580,000  4.500%, 08/01/23 FSA Insured                                     Aaa/NR            1,450,661
     1,250,000  4.125%, 03/01/25 FSA Insured                                     Aaa/NR            1,036,038

                Boyle County, Kentucky College Refunding & Improvement
     1,035,000  4.500%, 06/01/22 CIFG Insured                                     A3/A-              925,880
       200,000  4.625%, 06/01/24 CIFG Insured                                     A3/A-              177,442

                Bullitt County, Kentucky School District Finance
                Corp.
       200,000  4.300%, 10/01/21 MBIA Insured                                    Aa3/NR              181,482
     2,455,000  4.500%, 10/01/22 MBIA Insured                                    Aa3/NR            2,294,983
     2,590,000  4.500%, 10/01/23 MBIA Insured                                    Aa3/NR            2,395,180
     1,145,000  4.500%, 04/01/27 FSA Insured                                     Aa3/NR              985,639
     1,200,000  4.500%, 04/01/28 FSA Insured                                     Aa3/NR            1,024,968

                Christian County, Kentucky School District Finance
                Corp.
       820,000  4.000%, 08/01/19 XLCA Insured                                    Aa3/NR              760,616
       855,000  4.000%, 08/01/20 XLCA Insured                                    Aa3/NR              774,143
       905,000  4.000%, 08/01/21 XLCA Insured                                    Aa3/NR              797,622
     1,465,000  4.000%, 08/01/22 XLCA Insured                                    Aa3/NR            1,264,310
     1,525,000  4.125%, 08/01/23 XLCA Insured                                    Aa3/NR            1,306,788
     1,590,000  4.125%, 08/01/24 XLCA Insured                                    Aa3/NR            1,340,227

                Daviess County, Kentucky School District Finance Corp.
       200,000  5.000%, 06/01/24                                                 Aa3/NR              192,214

                Fayette County, Kentucky School District Finance Corp.
     5,000,000  4.250%, 04/01/23 FSA Insured                                     Aaa/AAA           4,417,250
     4,335,000  4.375%, 05/01/26 FSA Insured                                     Aaa/AAA           3,715,789

                Floyd County, Kentucky School Building
       680,000  4.375%, 10/01/22                                                 Aa3/NR              605,526

                Floyd County, Kentucky School Finance Corporation
                School Building
     1,320,000  4.000%, 03/01/23 XLCA Insured                                    Aa3/NR            1,119,400
     1,855,000  4.125%, 03/01/26 XLCA Insured                                    Aa3/NR            1,535,847

                Fort Thomas, Kentucky Independent School District
                Building Revenue
       610,000  4.375%, 04/01/25                                                 Aa3/NR              522,660

                Fort Thomas, Kentucky Independent School District
                Finance
       785,000  4.375%, 04/01/21                                                 Aa3/NR              723,056

                Franklin County, Kentucky School District Finance
                Corp.
     1,000,000  5.000%, 04/01/24                                                 Aa3/NR              957,890

                Graves County, Kentucky School Building Revenue
     1,260,000  5.000%, 06/01/22                                                 Aa3/NR            1,251,293
     1,320,000  5.000%, 06/01/23                                                 Aa3/NR            1,275,978

                Hardin County, Kentucky School District Finance Corp.
     1,475,000  4.000%, 02/01/19 AMBAC Insured                                   Aaa/NR            1,373,476

                Jefferson County, Kentucky School District Finance
                Corp. School Building
       150,000  5.000%, 04/01/20 FSA Insured                                     Aaa/AAA             151,683
     1,360,000  4.250%, 06/01/21 FSA Insured                                     Aaa/AAA           1,233,085

                Kenton County, Kentucky School Building Revenue
       590,000  4.250%, 10/01/22 FSA Insured                                     Aaa/NR              517,548

                Kenton County, Kentucky School District Finance Corp.
                4.300%, 04/01/22 CIFG Assurance North America, Inc.
       445,000  Insured                                                          Aa3/NR              397,750
     4,250,000  5.000%, 06/01/22 MBIA Insured                                    Aa3/NR            4,208,265
                4.375%, 04/01/24 CIFG Assurance North America, Inc.
       750,000  Insured                                                          Aa3/NR              660,345
                4.400%, 04/01/26 CIFG Assurance North America, Inc.
       325,000  Insured                                                          Aa3/NR              283,735

                Larue County, Kentucky School District Finance Corp.
       270,000  4.500%, 07/01/21 MBIA Insured                                    Aa3/NR              250,079
       470,000  4.500%, 07/01/22 MBIA Insured                                    Aa3/NR              429,937
       785,000  4.500%, 07/01/23 MBIA Insured                                    Aa3/NR              708,698

                Lexington-Fayette Urban County, Kentucky Government
                Project Transylvania University
     1,320,000  5.125%, 08/01/18 MBIA Insured                                     A2/AA            1,334,348

                Lexington-Fayette Urban County, Kentucky Government
                Project University of Kentucky Library
       300,000  5.000%, 11/01/20 MBIA Insured                                     A2/AA              301,986

                Louisville & Jefferson County, Kentucky University of
                Louisville
       525,000  5.000%, 06/01/20 AMBAC Insured                                   Aa3/AA              531,489

                Magoffin County, Kentucky School Building Revenue
       375,000  4.250%, 08/01/23 AMBAC Insured                                   Aa3/NR              326,966

                Magoffin County, Kentucky School District
       450,000  4.250%, 08/01/25 AMBAC Insured                                   Aa3/NR              384,768

                McCreary County, Kentucky School Building Revenue
       935,000  4.500%, 05/01/28                                                 Aa3/NR              801,557

                Meade County, Kentucky School District
       490,000  4.250%, 09/01/26 MBIA Insured                                    Aa3/NR              414,471

                Murray State University Project, Kentucky General
                Receipts Revenue
       745,000  4.500%, 09/01/23 AMBAC Insured                                   Aa3/AA              655,727

                Ohio County, Kentucky School Building Revenue
       790,000  4.500%, 05/01/24                                                 Aa3/NR              696,764
       325,000  4.500%, 05/01/25                                                 Aa3/NR              284,671

                Oldham County, Kentucky School District Finance Corp.
       900,000  5.000%, 05/01/19 MBIA Insured                                    Aa3/NR              917,505

                Owensboro, Kentucky Independent School District
                Finance Corp. School Building Revenue
       390,000  4.375%, 09/01/24                                                 Aa3/NR              341,948

                Pendleton County, Kentucky School District Finance
                          Corp. School Building Revenue
       730,000  4.000%, 02/01/23  MBIA Insured                                   Aa3/NR              605,929

                Pike County, Kentucky School Building Revenue
     1,355,000  4.375%, 10/01/26 MBIA Insured                                    Aa3/NR            1,159,663

                Scott County, Kentucky School District Finance Corp.
     1,115,000  4.200%, 01/01/22 AMBAC Insured                                   Aa3/NR              987,087
     1,955,000  4.250%, 01/01/23 AMBAC Insured                                   Aa3/NR            1,716,646
     1,560,000  4.300%, 01/01/24 AMBAC Insured                                   Aa3/NR            1,365,858

                Scott County, Kentucky School District Finance Corp.
                School Building Revenue
     2,435,000  4.250%, 02/01/26 FSA Insured                                     Aa3/NR            2,021,220
     1,000,000  4.250%, 02/01/27 FSA Insured                                     Aa3/NR              821,440

                Spencer County, Kentucky School District Finance
                Corp.
     1,415,000  5.000%, 07/01/19 FSA Insured                                     Aaa/NR            1,446,767

                University of Kentucky General Receipts
       885,000  4.500%, 10/01/22 XLCA Insured                                    Aa3/AA-             807,598
     1,545,000  4.500%, 10/01/23 XLCA Insured                                    Aa3/AA-           1,391,736
     1,625,000  4.500%, 10/01/25 XLCA Insured                                    Aa3/AA-           1,429,773
     1,010,000  4.500%, 10/01/26 XLCA Insured                                    Aa3/AA-             880,942

                University of Louisville, Kentucky
     1,055,000  4.000%, 09/01/25 MBIA Insured                                    Aa3/AA              865,469
     1,000,000  4.375%, 04/01/27 FSA Insured                                     Aaa/NR              869,090

                Warren County, Kentucky School District Finance Corp.
       295,000  4.125%, 02/01/23 MBIA Insured                                    Aa3/NR              253,794

                Western Kentucky University Revenue General Receipts
     2,860,000  4.200%, 09/01/25 Series A MBIA Insured                            A1/AA            2,385,297
     2,980,000  4.200%, 09/01/26 Series A MBIA Insured                            A1/AA            2,459,305

                                                                                             ----------------
                Total Schools                                                                     76,692,805
                                                                                             ----------------

                Transportation (6.5%)
                -------------------------------------------------------------

                Kenton County, Kentucky Airport Board Airport Revenue
     1,300,000  5.000%, 03/01/23 MBIA Insured AMT                                 A2/AA            1,104,038

                Kentucky Interlocal School Transportation Authority
       145,000  5.400%, 06/01/17                                                 Aa3/A+              145,204
       400,000  6.000%, 12/01/20                                                 Aa3/A+              400,992
       200,000  6.000%, 12/01/20                                                 Aa3/A+              200,496
       300,000  5.800%, 12/01/20                                                 Aa3/A+              300,651
       400,000  5.650%, 12/01/20                                                 Aa3/A+              400,780
       350,000  5.600%, 12/01/20                                                 Aa3/A+              350,655

                Kentucky State Turnpike Authority Revenue
     2,250,000  5.000%, 07/01/27                                                 Aa3/AA+           2,120,445
       950,000  5.000%, 07/01/28                                                 Aa3/AA+             886,616

                Louisville, Kentucky Regional Airport Authority
     2,610,000  5.000%, 07/01/24 AMBAC Insured AMT                               Aa3/A+            2,194,358
     1,000,000  5.250%, 07/01/23 FSA Insured AMT                                 AaA/AAA             890,610

                Louisville & Jefferson County Regional Airport,
                Kentucky
     1,000,000  5.250%, 07/01/18 FSA Insured AMT                                 Aaa/AAA             959,040
     1,370,000  5.250%, 07/01/21 FSA Insured AMT                                 Aaa/AAA           1,249,193
     3,390,000  5.250%, 07/01/22 FSA Insured AMT                                 Aaa/AAA           3,048,763
       275,000  5.375%, 07/01/23 FSA Insured AMT                                 Aaa/AAA             248,509
       500,000  5.000%, 07/01/25 MBIA Insured AMT                                 A2/AA              427,765

                                                                                             ----------------
                Total Transportation                                                              14,928,115
                                                                                             ----------------

                Utilities (16.1%)
                -------------------------------------------------------------

                Bardstown, Kentucky Combined Utilities Revenue
       200,000  5.000%, 12/01/19 MBIA Insured                                     A2/NR              202,306

                Boone County, Kentucky Pollution Control Revenue
                Dayton Power & Light
     2,000,000  4.700%, 01/01/28 FGIC Insured                                     A2/A-            1,679,280

                Campbell & Kenton Counties, Kentucky Sanitation
                District Revenue
     1,695,000  4.300%, 08/01/24 MBIA Insured                                    Aa3/AA            1,493,617
       300,000  4.300%, 08/01/27 MBIA Insured                                    Aa3/AA              257,163
     1,450,000  4.300%, 08/01/28 MBIA Insured                                    Aa3/AA            1,231,239
       805,000  4.375%, 08/01/30 MBIA Insured                                    Aa3/AA              681,280
       505,000  4.375%, 08/01/33 MBIA Insured                                    Aa3/AA              421,751

                Carroll County, Kentucky Environmental Facilities
                           Revenue (KY Utilities) AMT
     1,500,000  5.750%, 02/01/26 AMBAC Insured                                   Aaa/AA            1,427,085

                Kentucky Rural Water Finance Corp.
       205,000  4.250%, 08/01/19 MBIA Insured                                     A2/AA              194,094
       595,000  5.000%, 02/01/20 MBIA Insured                                    Aaa/AA              601,051
       210,000  4.250%, 08/01/20 MBIA Insured                                     A2/AA              194,901
       200,000  4.375%, 08/01/22 MBIA Insured                                     A2/AA              180,908
       240,000  4.500%, 08/01/23 MBIA Insured                                     A2/AA              217,219
       200,000  4.500%, 02/01/24 MBIA Insured                                     A2/AA              179,984
       255,000  4.500%, 08/01/24 MBIA Insured                                     A2/AA              228,857
       355,000  4.600%, 02/01/25                                                 NR/AA-              317,107
       290,000  4.500%, 08/01/27 MBIA Insured                                     A2/AA              253,721
       245,000  4.600%, 08/01/28 MBIA Insured                                     A2/AA              215,627
       315,000  4.625%, 08/01/29 MBIA Insured                                     A2/AA              276,750

                Lexington-Fayette Urban County Government, Kentucky
                Sewer System
     1,000,000  5.000%, 07/01/19                                                 Aa3/AA            1,021,940

                Louisville & Jefferson County, Kentucky Metropolitan
                Sewer District
     2,565,000  5.375%, 05/15/17 MBIA Insured                                     A2/AA            2,679,963
     2,380,000  4.250%, 05/15/20 FSA Insured                                     Aaa/AAA           2,227,609
     2,510,000  4.250%, 05/15/21 FSA Insured                                     Aaa/AAA           2,291,831
       400,000  5.000%, 05/15/22 FGIC Insured                                     NR/AA              398,024

                Louisville, Kentucky Waterworks Board Water System
     1,000,000  5.250%, 11/15/16 FSA Insured                                     Aaa/AAA           1,030,210
     2,530,000  5.250%, 11/15/18 FSA Insured                                     Aaa/AAA           2,584,167
     6,600,000  5.250%, 11/15/22 FSA Insured                                     Aaa/AAA           6,625,806
     2,415,000  5.250%, 11/15/24 FSA Insured                                     Aaa/AAA           2,418,671

                Northern Kentucky Water District
       660,000  5.000%, 02/01/23 FGIC Insured                                     A2/NR              626,353

                Owensboro, Kentucky Electric and Power
     1,555,000  5.000%, 01/01/20 FSA Insured                                     Aaa/AAA           1,569,337

                Owensboro-Daviess County, Kentucky Regional Water
                Resource Agency Wastewater Refunding & Improvement
                Revenue
       930,000  4.375%, 01/01/27 Series A XLCA Insured                            A3/A               779,879

                Trimble County, Kentucky Environmental Facilities
     3,000,000  4.600%, 06/01/33 AMBAC Insured                                   Aa3/AA            2,501,520

                                                                                             ---------------
                Total Utilities                                                                   37,009,250
                                                                                             ---------------

                Total Revenue Bonds                                                              217,637,381
                                                                                                ------------

                Total Investments (cost $247,756,454-note b)                      99.2%          227,792,123


                Other assets less liabilities                                      0.8             1,941,744

                                                                              -------------- ----------------
                Net Assets                                                       100.0%         $229,733,867
                                                                              ============== ================


                                                                 Percent of
                Portfolio Distribution By Quality Rating         Portfolio +
                ----------------------------------------         -----------


                Aaa of Moody's or AAA of S&P                        39.9 %

                Aa of Moody's or AA of S&P                          50.6

                 A of Moody's or S&P                                 9.5
                                                                -------------
                                                                   100.0 %
                                                                =============

             + Calculated using the highest rating of the two rating
                                   services.

                               PORTFOLIO ABBREVIATIONS:
                -----------------------------------------------------------
                AMBAC     - American Municipal Bond Assurance Corp.
                AMT       - Alternative Minimum Tax
                CIFG      - CDC IXIS Financial Guaranty
                FGIC      - Financial Guaranty Insurance Co.
                FSA       - Financial Security Assurance
                LOC       - Letter of Credit
                MBIA      - Municipal Bond Investors Assurance
                NR        - Not Rated
                XLCA      - XL Capital Assurance

                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $247,703,063 amounted to of $19,910,940, which consisted of aggregate gross unrealized appreciation of $492,373 and aggregate gross unrealized depreciation of $20,403,313.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of September 30, 2008:

                                                             Investments in
 Valuation Inputs                                              Securities

                                                           $
 Level 1 - Quoted Prices                                                -
 Level 2 - Other Significant Observable Inputs             $  227,792,123

                                                           $
 Level 3 - Significant Unobservable Inputs                              -
                                                          ---------------
 Total                                                     $  227,792,123
                                                          ===============




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 24, 2008